Consolidated Statements of Financial Position (Unaudited)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Non-current assets
Property, plant and equipment, net	€ 14,758	€ 11,365
Financial assets at fair value through profit and loss	123,670
Intangible assets	869,000
Right-of-use assets		288,389
Non-current assets	1,007,428	299,754
Current assets
Deferred offering costs		262,684
Trade and other receivables – outside parties	97,953	32,252
Trade and other receivables – related parties		4,409
Deposits and prepayments – outside parties	59,268	82,027
Deposits and prepayments – related parties		96,744
Cash and cash equivalents	4,619,061	347,229
Total current assets	4,776,282	825,345
Total assets	5,783,710	1,125,099
Shareholders’ equity (deficit)
Non-controlling interests deficit	78,766
Subscription receivable	(935)	(935)
Accumulated other comprehensive income	16,238	26,773
Other reserves	7,497,192	1,302,846
Accumulated deficit	(3,024,789)	(1,506,191)
Total shareholders’ equity (deficit)	4,619,852	(131,213)
Non-current liabilities
Contingent consideration	167,000
Warrant liabilities	194,321
Non-current lease liabilities		226,773
Non-current loan payable	15,713	15,713
Non-current liabilities	377,034	242,486
Current liabilities
Trade and other payables – outside parties	319,279	613,489
Trade and other payables – related parties	25,695	36,769
Deferred revenue – outside parties	224,248	224,248
Current lease liabilities	4,697	80,637
Income tax payable	77,792	52,480
Current loan payable	135,113	6,203
Total current liabilities	786,824	1,013,826
Total shareholders’ deficit and liabilities	5,783,710	1,125,099
Class A Ordinary shares
Shareholders’ equity (deficit)
Ordinary shares value	35,988	35,988
Class B Ordinary shares
Shareholders’ equity (deficit)
Ordinary shares value	€ 17,392	€ 10,306